CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Fair Values of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Loans and receivables at amortised cost
Trade receivables	$ 1,100	$ 2,300
Cash and cash equivalents	5,138	5,167
Total maximum credit exposure	14,500	18,583
Liabilities at amortised cost
Senior secured term loan	0	(72,391)
Convertible note	(16,330)	(15,401)
Exchangeable note	(210)	(210)
Provisions	(1,126)	(2,529)	$ (50)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(3,320)	(1,658)
Derivative asset – prepayment option	249	166
Level 1 [Member]
Loans and receivables at amortised cost
Trade receivables	9,362	13,416
Cash and cash equivalents	5,138	5,167
Total maximum credit exposure	14,500	18,583
Liabilities at amortised cost
Senior secured term loan	0	0
Convertible note	0	0
Exchangeable note	0	0
Lease liabilities	(13,428)	(12,762)
Trade and other payables (excluding deferred income)	(29,516)	(26,585)
Provisions	(1,126)	(2,529)
Total Liabilities at amortised cost	(44,070)	(41,876)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	0	0
Derivative asset – prepayment option	249	0
Equity investments in Novus	0	0
Total fair value through profit and loss (FVPL)	249	0
Total fair value of financial assets liabilities	(29,321)	(23,293)
Level 2 [Member]
Loans and receivables at amortised cost
Trade receivables	0	0
Cash and cash equivalents	0	0
Total maximum credit exposure	0	0
Liabilities at amortised cost
Senior secured term loan	(108,015)	(72,391)
Convertible note	(16,330)	(15,401)
Exchangeable note	(210)	(210)
Lease liabilities	0	0
Trade and other payables (excluding deferred income)	0	0
Provisions	0	0
Total Liabilities at amortised cost	(124,555)	(88,002)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(3,320)	(1,658)
Derivative asset – prepayment option	0	166
Equity investments in Novus	0	0
Total fair value through profit and loss (FVPL)	(3,320)	(1,492)
Total fair value of financial assets liabilities	(127,875)	(89,494)
Level 3 [Member]
Loans and receivables at amortised cost
Trade receivables	0	0
Cash and cash equivalents	0	0
Total maximum credit exposure	0	0
Liabilities at amortised cost
Senior secured term loan	0	0
Convertible note	0	0
Exchangeable note	0	0
Lease liabilities	0	0
Trade and other payables (excluding deferred income)	0	0
Provisions	0	0
Total Liabilities at amortised cost	0	0
Fair value through profit and loss (FVPL)
Derivative liability - warrants	0	0
Derivative asset – prepayment option	0	0
Equity investments in Novus	2,773	2,455
Total fair value through profit and loss (FVPL)	2,773	2,455
Total fair value of financial assets liabilities	2,773	2,455
Carrying Amount [Member]
Loans and receivables at amortised cost
Trade receivables	9,362	13,416
Cash and cash equivalents	5,138	5,167
Total maximum credit exposure	14,500	18,583
Liabilities at amortised cost
Senior secured term loan	(108,015)	(72,391)
Convertible note	(16,330)	(15,401)
Exchangeable note	(210)	(210)
Lease liabilities	(13,428)	(12,762)
Trade and other payables (excluding deferred income)	(29,516)	(26,585)
Provisions	(1,126)	(2,529)
Total Liabilities at amortised cost	(168,625)	(129,878)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(3,320)	(1,658)
Derivative asset – prepayment option	249	166
Equity investments in Novus	2,773	2,455
Total fair value through profit and loss (FVPL)	(298)	963
Total fair value of financial assets liabilities	(154,423)	(110,332)
Fair Value [Member]
Loans and receivables at amortised cost
Trade receivables	9,362	13,416
Cash and cash equivalents	5,138	5,167
Total maximum credit exposure	14,500	18,583
Liabilities at amortised cost
Senior secured term loan	(108,015)	(72,391)
Convertible note	(16,330)	(15,401)
Exchangeable note	(210)	(210)
Lease liabilities	(13,428)	(12,762)
Trade and other payables (excluding deferred income)	(29,516)	(26,585)
Provisions	(1,126)	(2,529)
Total Liabilities at amortised cost	(168,625)	(129,878)
Fair value through profit and loss (FVPL)
Derivative liability - warrants	(3,320)	(1,658)
Derivative asset – prepayment option	249	166
Equity investments in Novus	2,773	2,455
Total fair value through profit and loss (FVPL)	(298)	963
Total fair value of financial assets liabilities	$ (154,423)	$ (110,332)